Income Tax Expense (Tables)	6 Months Ended
Sep. 30, 2025
Income Tax Expense [Abstract]
Schedule of Deferred Tax
	Six Months ended September 30, 2025	Six Months ended September 30, 2024
Hong Kong enterprises income tax:
Current tax	$18,067	$150,303
Deferred tax	—	—
Total	$18,067	$150,303

Schedule of Reconciles the Statutory Rate to Effective Tax Rate

The following table reconciles the statutory rate to the Company’s effective tax rate for the six months ended September 30, 2025 and 2024:

	Six Months ended September 30, 2025	Six Months ended September 30, 2024
Hong Kong Statutory income tax rate	16.50%	16.50%
Permanent difference for non-deductible expense	-%	2.26%
Permanent difference for non-taxable income	(0.13)%	(1.29)%
Deferred tax not provided for	2.30%	1.24%
Previous years’ operating loss deducted in current year	-%	-%
Effect of Hong Kong preferential tax rate	(10.56)%	(2.31)%
Effect of different tax jurisdiction	2.41	-%
Effective tax rate	10.52%	16.40%